Operating Risk (Tables)	12 Months Ended
Mar. 31, 2025
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks	Details of customers accounting for 10% or more of total net sales for each of the three years ended March 31, 2023, 2024 and 2025 are as follows:
	Percentage of net sales Year ended March 31,
	2023	2024	2025
Customer B	21.4%	14.5%	20.0%
Customer E	19.6%	19.5%	13.8%
Customer G	* %	11.4%	* %

*        Less than 10%

Accounts Receivable [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks

Debtors accounting for 10% or more of total accounts receivable at March 31, 2023 and 2024, respectively, are as follows:

	Percentage of accounts receivable at March 31,
	2024	2025
Customer E	16.1%	14.2%
Customer G	19.3%	* %
Customer H	* %	11.9%
Customer B	* %	13.7%

*        Less than 10%